Accrued Expenses and Other Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities and Other Liabilities [Abstract]
Accrued products and licenses costs	$ 102.5	$ 96.4
Marketing expenses payable	9.8	7.1
Income tax payable	28.1	11.9
Legal accrual	39.5	32.6
Other accrued expenses	58.7	48.8
Accrued expenses and other liabilities total	$ 238.6	$ 196.8